United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on November 10, 2008

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	$243,997,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

Allstate Corp          com   020002101        7,354  159,456 SH          sole                159,456       0       0
American Express Co    com   025816109       24,697  697,058 SH          sole                697,058       0       0
Berkshire Hathaway     com   084670207       11,128    2,532 SH          sole                  2,532       0       0
Blast Energy Services  com   093440105            3   12,000 SH          sole                 12,000       0       0
Burlington Northern    com   12189t104        6,017   65,095 SH          sole                 65,095       0       0
Coca-Cola Co.          com   191216100          423    8,008 SH          sole                  8,008       0       0
Comcast Corp           com   20030n200       16,145  818,722 SH          sole                818,722       0       0
Exxon Mobil Corp       com   30231g102        1,261   16,242 SH          sole                 16,242       0       0
General Electric Co.   com   369604103          231    9,067 SH          sole                  9,067       0       0
Health Discovery Corp  com   42218r100            2   38,910 SH          sole                 38,910       0       0
Hershey Foods Corp     com   427866108       11,265  284,910 SH          sole                284,910       0       0
Home Depot Inc         com   437076102       10,777  416,265 SH          sole                416,265       0       0
Intel Corp             com   458140100       15,407  822,560 SH          sole                822,560       0       0
Johnson & Johnson      com   478160104       12,489  180,270 SH          sole                180,270       0       0
Legg Mason Inc         com   524901105       14,246  374,300 SH          sole                374,300       0       0
Masco Corp             com   574599106        3,915  218,217 SH          sole                218,217       0       0
McGraw-Hill Co.        com   580645109       12,464  394,319 SH          sole                394,319       0       0
Microsoft Corp         com   594918104        4,631  173,525 SH          sole                173,525       0       0
Moody's Corp           com   615369105       12,134  356,870 SH          sole                356,870       0       0
Pepsico Inc            com   713448108          336    4,712 SH          sole                  4,712       0       0
Pfizer, Inc.           com   717081103        9,335  506,215 SH          sole                506,215       0       0
Sysco Corp.            com   871829107        4,444  144,148 SH          sole                144,148       0       0
Time Warner Cable-A    com   88732j108       14,350  592,960 SH          sole                592,960       0       0
Time Warner Inc        com   887317105        3,767  287,322 SH          sole                287,322       0       0
Unitedhealth Group In  com   91324p102       22,078  869,539 SH          sole                869,539       0       0
Wal-Mart Stores        com   931142103       19,624  327,667 SH          sole                327,667       0       0
Wyeth                  com   983024100        5,474  148,188 SH          sole                148,188       0       0

                                            243,9977,929,078